SEGMENTED INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segmented Information Details 3
Silver	$ 20,158,591	$ 20,979,097	$ 13,251,865
Copper	8,226,824	6,837,729	4,763,903
Gold	10,131,051	7,000,145	44,308
Penalties, treatment costs and refining charges	(5,157,825)	(4,711,635)	(3,135,278)
Total revenue from mining operations	$ 33,358,641	$ 30,105,336	$ 14,924,798